                               DISCOVERY SELECT(R)
                                 ---------------
                            GROUP RETIREMENT ANNUITY

                          ANNUAL REPORT TO PARTICIPANTS
                                DECEMBER 31, 2001

                                   [GRAPHIC]

                Prudential . AIM Advisors . Credit Suisse . Janus
                     . MFS . OpCap Advisors . T. Rowe Price

The Discovery Select Group Retirement Annuity is a group annuity insurance product issued by The Prudential Insurance Company of America, Newark, NJ, and is sold by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential company. This product is subject to mortality and risk expenses, and administrative charges.

Prudential Financial is a service mark of Prudential, Newark, NJ and its affiliates.

                                                     [LOGO] Prudential Financial

--------------------------------------------------------------------------------
                               PERFORMANCE RESULTS
--------------------------------------------------------------------------------

DISCOVERY SELECT/SM/ GROUP RETIREMENT ANNUITY
FOR PERIODS ENDING DECEMBER 31, 2001
The following returns reflect the deduction of all fees and charges, except for the annual account charge and possible withdrawal charges.

                                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                          ----------------------------------------
                                                                       One        Three       Five           Ten
                                                                      Year         Year       Year           Year
                                                                                                           or since
                                                                                                          inception
STABLE VALUE
------------
Prudential Guaranteed Interest Account/1/                   The net effective annual compounded rate of interest on
                                                            first quarter deposits guaranteed until December 31,
                                                            2003 is 4.30%.
MONEY MARKET
------------
Prudential Money Market Portfolio /2/                                 3.06%        4.05%      3.97%            3.64%

BONDS
-----
Prudential Diversified Bond Portfolio                                 5.92%        4.18%      5.25%            5.87%
Prudential Government Income Portfolio/3/                             6.99%        4.80%      6.04%            5.82%
Prudential High Yield Bond Portfolio                                 -1.43%       -2.36%      0.27%            5.58%

BALANCED
--------
Prudential Conservative Balanced Portfolio                           -2.99%        0.33%      4.74%            6.52%
Prudential Flexible Managed Portfolio                                -6.62%       -0.93%      4.30%            7.14%

LARGE CAP VALUE
---------------
OpCap Advisors OCC Accumulation Trust Managed Portfolio/4/           -5.85%        2.08%      6.67%           12.20%
Prudential Equity Portfolio                                         -12.06%        0.05%      5.83%           10.88%
T. Rowe Price Equity Income Portfolio                                 0.46%        4.94%      9.66%           13.46%[_]

LARGE CAP BLEND
---------------
AIM V.I. Growth & Income Fund                                       -23.59%       -4.92%      6.10%           10.18%[_]
AIM V.I. Value Fund                                                 -13.43%       -2.01%      8.59%           12.27%[_]
MFS Research Series                                                 -22.03%       -3.37%      5.30%            8.86%[_]
Prudential Stock Index Portfolio                                    -12.92%       -2.18%      9.60%           11.60%

LARGE CAP GROWTH
----------------
Janus Aspen Series Growth Portfolio                                 -25.42%       -3.49%      7.76%           10.59%[_]
Prudential Jennison Portfolio                                       -19.06%       -2.31%     10.31%           13.20%[_]
MFS Emerging Growth Series/5/                                       -34.15%       -2.83%      7.87%           11.19%[_]

SMALL/6/ / MID CAP VALUE
------------------------
OpCap Advisors OCC Accumulation Trust Small Cap Portfolio/4/          7.27%       14.16%     10.09%           11.73%
Prudential Value Portfolio/7/                                        -3.04%        7.31%      9.61%           11.78%

SMALL/6/ / MID CAP GROWTH
-------------------------
CS Warburg Pincus Trust Post-Venture Capital Portfolio/8/           -29.34%       -2.86%      1.70%            1.33%[_]

WORLD / INTERNATIONAL EQUITY/9/
-------------------------------
Janus Aspen Series International Growth Portfolio                   -23.99%        4.51%      8.93%           12.14%[_]
Prudential Global Portfolio                                         -18.45%       -0.82%      4.71%            8.12%
T. Rowe Price International Stock Portfolio                         -22.98%       -6.13%     -0.74%            2.56%[_]

D1
RS803
CAT 62M094N
DS.BR.004.1098
INST-20010316-A006222                                [LOGO] Prudential Financial

--------------------------------------------------------------------------------
                               PERFORMANCE RESULTS
--------------------------------------------------------------------------------

DISCOVERY SELECT/SM/ GROUP RETIREMENT ANNUITY
FOR PERIODS ENDING DECEMBER 31, 2001
The following returns are legally required for comparison purposes and are after the deduction of all fees and charges, including the maximum possible withdrawal charges.* For an explanation of these charges, consult the "Charges, Fees and Deductions" section of your prospectus.

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                  ----------------------------------------------------
                                                                      One         Three      Five            Ten
                                                                      Year        Year       Year            Year
                                                                                                           or since
                                                                                                          inception
STABLE VALUE
------------
Prudential Guaranteed Interest Account/1/                   The net effective annual compounded rate of interest on
                                                            first quarter deposits guaranteed until December 31,
                                                            2003 is 4.30%.
MONEY MARKET
------------
Prudential Money Market Portfolio/2/                                 -2.23%        2.85%      3.55%            3.43%

BONDS
-----
Prudential Diversified Bond Portfolio                                 0.46%        2.83%      4.71%            5.59%
Prudential Government Income Portfolio/3/                             1.95%        3.85%      5.86%            5.80%
Prudential High Yield Bond Portfolio                                 -6.60%       -3.61%     -0.10%            5.47%

BALANCED
--------
Prudential Conservative Balanced Portfolio                           -8.25%       -0.94%      4.35%            6.38%
Prudential Flexible Managed Portfolio                               -11.80%       -2.15%      3.97%            7.04%

LARGE CAP VALUE
---------------
OpCap Advisors OCC Accumulation Trust Managed Portfolio/4/          -10.95%        1.02%      6.44%           12.17%
Prudential Equity Portfolio                                         -17.22%       -1.12%      5.54%           10.82%
T. Rowe Price Equity Income Portfolio                                -4.59%        3.98%      9.49%           13.44%[_]

LARGE CAP BLEND
---------------
AIM V.I. Growth & Income Fund                                       -28.70%       -6.16%      5.86%           10.12%[_]
AIM V.I. Value Fund                                                 -18.48%       -3.11%      8.41%           12.25%[_]
MFS Research Series                                                 -27.04%       -4.47%      5.13%            8.86%[_]
Prudential Stock Index Portfolio                                    -18.48%       -3.84%      9.07%           11.39%

LARGE CAP GROWTH
----------------
Janus Aspen Series Growth Portfolio                                 -30.50%       -4.66%      7.56%           10.55%[_]
Prudential Jennison Portfolio                                       -24.40%       -3.73%      9.95%           13.03%[_]
MFS Emerging Growth Series/5/                                       -39.19%       -3.95%      7.69%           11.16%[_]

SMALL/6/ / MID CAP VALUE
------------------------
OpCap Advisors OCC Accumulation Trust Small Cap Portfolio/4/          2.26%       13.39%      9.95%           11.73%
Prudential Value Portfolio/7/                                        -8.34%        6.18%      9.27%           11.67%

SMALL/6/ / MID CAP GROWTH
-------------------------
CS Warburg Pincus Trust Post-Venture Capital Portfolio/8/           -34.34%       -3.93%      1.52%            1.33%[_]

WORLD / INTERNATIONAL EQUITY/9/
-------------------------------
Janus Aspen Series International Growth Portfolio                   -29.00%        3.58%      8.78%           12.13%[_]
Prudential Global Portfolio                                         -23.47%       -1.86%      4.53%            8.11%
T. Rowe Price International Stock Portfolio                         -27.98%       -7.28%     -0.95%            2.56%[_]


* The Maximum Withdrawal Charges per contract year:
  Contract Year:       1       2      3      4      5      Thereafter
                     --------------------------------------------------
  Withdrawal Charge:   5%      4%     3%     2%     1%     0%

                                    FOOTNOTES

1. The Prudential Guaranteed Interest Account (GIA) is a group annuity insurance product issued by The Prudential Insurance Company of America, Newark, NJ and are based on the full faith and credit worthiness of the issuer. Guarantees are based on the claims-paying ability of the issuing company and not on the value of the securities within the Account.

2. For current yields on the Money Market Portfolio, please call 1-800-458-6333. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Portfolio will be able to maintain a stable unit value. It is possible to lose money by investing in the Portfolio.

3. Units of this Portfolio are neither issued nor guaranteed by the U.S. government.

4. Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust"), at which time the Trust commenced operations. The total net assets for the Managed and Small Cap Portfolios immediately after the transaction were $682,601,380 and $139,812,573 respectively with respect to the Old Trust and for the Managed and Small Cap Portfolios, $51,345,103 and $8,129,274, respectively, with respect to the Trust. For the period prior to September 16, 1994, the performance figures above for the Managed and Small Cap Portfolios reflect the performance of the corresponding portfolios of the Old Trust.

5. The securities of emerging growth companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

6. Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. As a result, the value of stocks issued by smaller companies may go up and down more than stocks of larger issuers.

7. Effective 2/1/2001, this Portfolio's name changed from the Prudential Equity Income Portfolio to the Prudential Value Portfolio.

8. Sector funds are subject to risks within their specific sectors because they concentrate their investments in securities of companies within those industries. Therefore, the price of these securities can be volatile.

9. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. This may result in greater share price volatility.

[_] Performance results are from the following dates the portfolios were first made available to the public through life insurance and annuity contracts. Discovery Select/SM/ Group Retirement Annuity was first offered in June 1997.

     AIM V.I. Growth and Income Fund                          May 2, 1994
     AIM V.I. Value Fund                                      May 5, 1993
     Janus Aspen Series Growth Portfolio                      September 13, 1993
     Janus Aspen Series International Growth Portfolio        May 2, 1994
     MFS Emerging Growth Series                               July 24, 1995
     MFS Research Series                                      July 24, 1995
     Prudential Jennison Portfolio                            May 1, 1995
     T. Rowe Price Equity Income Portfolio                    March 31, 1994
     T. Rowe Price International Stock Portfolio              March 31, 1994
     Warburg Pincus Trust Post Venture Capital Portfolio      September 30, 1996

Returns reflect hypothetical investment experience as though Discovery Select/SM/ Group Retirement Annuity had been in existence since the inception date of the underlying portfolio. Discovery Select/SM/ Group Retirement Annuity was first offered in June 1997.

Investment return and principal value of the Portfolios will fluctuate resulting in a value which may at any time, including the time of withdrawal of the cash value, be more or less than the total principal investment made. The performance information represents past performance and is no guarantee of future results. The rates of return reflect the reinvestment of all dividends and capital gains, and the deduction of investment management fees, expenses and product-related insurance charges.

At times, certain funds' performance may be extraordinarily high due to investing in sectors that achieved unprecedented returns. There can be no assurance that this performance can be repeated in the future.

Investment in a Portfolio involves various risks which are more fully described in the Discovery Select/SM/ Group Retirement Annuity prospectus. For more complete information about the Discovery Select/SM/ Group Retirement Annuity, including management fees and expenses, please call Prudential to obtain a free prospectus. Please read it carefully before you invest.

The Discovery Select Group Retirement Annuity, and the Guaranteed Interest Account group annuity insurance products issued by The Prudential Investment Management Services LLC (PIMS), Three Gateway Center, Newark, NJ 07102-4077. PIMS is a Prudential company. Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark NJ and its affiliates.

Ed 12/31/2001

D1                                                   [LOGO] Prudential Financial
INST-20010316-A006222

--------------------------------------------------------------------------------
                               PERFORMANCE RESULTS
--------------------------------------------------------------------------------

DISCOVERY SELECT/SM/ GROUP RETIREMENT ANNUITY - BISYS
FOR PERIODS ENDING DECEMBER 31, 2001
The following returns reflect the deduction of all fees and charges, except for the annual account charge and possible withdrawal charges.

                                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                                  ---------------------------------------------------------------
                                                                      One         Three       Five       Ten          Since
                                                                      Year         Year       Year       Year       Inception
MONEY MARKET
------------
Prudential Money Market Portfolio/1/                                  2.86%        3.84%      3.76%      3.44%           4.86%

BONDS
-----
Prudential Diversified Bond Portfolio                                 5.71%        3.97%      5.04%      5.66%           7.30%
Prudential Government Income Portfolio/2/                             6.78%        4.59%      5.83%      5.61%           6.81%
Prudential High Yield Bond Portfolio                                 -1.62%       -2.55%      0.07%      5.37%           4.98%

BALANCED
--------
Prudential Conservative Balanced Portfolio                           -3.18%        0.13%      4.53%      6.31%           8.01%
Prudential Flexible Managed Portfolio                                -6.80%       -1.13%      4.11%      7.05%           8.86%

LARGE CAP VALUE
---------------
OpCap Advisors OCC Accumulation Trust Managed Portfolio/3/           -6.04%        1.88%      6.46%     11.98%          14.01%
Prudential Equity Portfolio                                         -12.24%       -0.15%      5.62%     10.66%          11.36%
T. Rowe Price Equity Income Portfolio                                 0.26%        4.73%      9.44%     13.23%          13.23%[_]

LARGE CAP BLEND
---------------
AIM V.I. Growth & Income Fund                                       -23.75%       -5.11%      5.89%      9.96%           9.96%[_]
AIM V.I. Value Fund                                                 -13.60%       -2.20%      8.38%     12.05%          12.05%[_]
MFS Research Series                                                 -22.18%       -3.57%      5.09%      8.65%           8.65%[_]
Prudential Stock Index Portfolio                                    -13.10%       -2.38%      9.38%     11.38%          12.99%

LARGE CAP GROWTH
----------------
Janus Aspen Series Growth Portfolio                                 -25.57%       -3.69%      7.55%     10.37%          10.37%[_]
Prudential Jennison Portfolio                                       -19.22%       -2.51%     10.10%     12.98%          12.98%[_]
MFS Emerging Growth Series/4/                                       -34.28%       -3.02%      7.66%     10.96%          10.96%[_]

SMALL/5/ / MID CAP VALUE
------------------------
OpCap Advisors OCC Accumulation Trust Small Cap                       7.05%       13.93%      9.87%     11.50%          12.05%
Prudential Value Portfolio/6/                                        -3.24%        7.10%      9.39%     11.56%          11.94%

SMALL/5/ / MID CAP GROWTH
-------------------------
Warburg Pincus Trust Post-Venture Capital Portfolio/7/              -29.48%       -3.05%      1.50%      1.13%           1.13%[_]

WORLD / INTERNATIONAL EQUITY/8/
-------------------------------
Janus Aspen Series International Growth Portfolio                   -24.15%        4.30%      8.71%     11.91%          11.91%[_]
Prudential Global Portfolio                                         -18.61%       -1.02%      4.50%      7.91%           7.38%
T. Rowe Price International Stock Portfolio                         -23.14%       -6.32%     -0.94%      2.36%           2.36%[_]


                                                     [LOGO] Prudential Financial

--------------------------------------------------------------------------------
                               PERFORMANCE RESULTS
--------------------------------------------------------------------------------

DISCOVERY SELECT/SM/ GROUP RETIREMENT ANNUITY - BISYS
FOR PERIODS ENDING DECEMBER 31, 2001
The following returns are legally required for comparison purposes and are after the deduction of all fees and charges, including the maximum possible withdrawal charges.* For an explanation of these charges, consult the "Charges, Fees and Deductions" section of your prospectus.

                                                                                   AVERAGE ANNUAL TOTAL RETURN
                                                               ------------------------------------------------------------
                                                                   One       Three           Five       Ten         Since
                                                                   Year       Year           Year       Year      inception
MONEY MARKET
------------
Prudential Money Market Portfolio/1/                              -2.43%      2.63%          3.34%      3.22%       4.73%

BONDS
-----
Prudential Diversified Bond Portfolio                              0.26%      2.61%          4.50%      5.38%       7.17%
Prudential Government Income Portfolio/2/                          1.74%      3.63%          5.65%      5.58%       6.79%
Prudential High Yield Bond Portfolio                              -6.80%     -3.81%         -0.31%      5.26%       4.89%

BALANCED
--------
Prudential Conservative Balanced Portfolio                        -8.44%     -1.15%          4.14%      6.16%       7.94%
Prudential Flexible Managed Portfolio                            -11.99%     -2.35%          3.78%      6.95%       8.82%

LARGE CAP VALUE
---------------
OpCap Advisors OCC Accumulation Trust Managed Portfolio          -11.13%      0.81%          6.22%     11.95%      13.99%
Prudential Equity Portfolio                                      -17.39%     -1.33%          5.33%     10.59%      11.33%
T. Rowe Price Equity Income Portfolio                             -4.79%      3.76%          9.27%     13.21%      13.21%[_]

LARGE CAP BLEND
---------------
AIM V.I. Growth & Income Fund                                    -28.85%     -6.36%          5.65%      9.90%       9.90%[_]
AIM V.I. Value Fund                                              -18.65%     -3.31%          8.20%     12.03%      12.03%[_]
MFS Research Series                                              -27.19%     -4.66%          4.92%      8.64%       8.64%[_]
Prudential Stock Index Portfolio                                 -18.65%     -4.04%          8.84%     11.17%      12.87%

LARGE CAP GROWTH
----------------
Janus Aspen Series Growth Portfolio                              -30.65%     -4.86%          7.34%     10.33%      10.33%[_]
Prudential Jennison Portfolio                                    -24.56%     -3.93%          9.73%     12.80%      12.80%[_]
MFS Emerging Growth Series/4/                                    -39.32%     -4.15%          7.48%     10.94%      10.94%[_]

SMALL/5/ / MID CAP VALUE
------------------------
OpCap Advisors OCC Accumulation Trust Small Cap                    2.05%     13.15%          9.73%     11.50%      12.05%
Prudential Value Portfolio/6/                                     -8.53%      5.96%          9.04%     11.45%      11.87%

SMALL/5/ / MID CAP GROWTH
-------------------------
Warburg Pincus Trust Post-Venture Capital Portfolio/7/           -34.48%     -4.13%          1.31%      1.13%       1.13%[_]

WORLD / INTERNATIONAL EQUITY/8/
-------------------------------
Janus Aspen Series International Growth Portfolio                -29.15%      3.37%          8.56%      11.91%     11.91%[_]
Prudential Global Portfolio                                      -23.63%     -2.06%          4.32%       7.90%      7.38%
T. Rowe Price International Stock Portfolio                      -28.14%     -7.48%         -1.15%       2.36%      2.36%[_]


* The Maximum Withdrawal Charges per contract year:
  Contract Year:        1      2      3      4      5      Thereafter
                      -----------------------------------------------
  Withdrawal Charge:    5%     4%     3%     2%     1%         0%

                                    FOOTNOTES

1. For current yields on the Money Market Portfolio, please call 1-800-458-6333. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Portfolio will be able to maintain a stable unit value. It is possible to lose money by investing in the Portfolio.

2. Units of this Portfolio are neither issued nor guaranteed by the U.S. government.

3. Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust"), at which time the Trust commenced operations. The total net assets for the Managed and Small Cap Portfolios immediately after the transaction were $682,601,380 and $139,812,573 respectively with respect to the Old Trust and for the Managed and Small Cap Portfolios, $51,345,103 and $8,129,274, respectively, with respect to the Trust. For the period prior to September 16, 1994, the performance figures above for the Managed and Small Cap Portfolios reflect the performance of the corresponding portfolios of the Old Trust.

4. The securities of emerging growth companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

5. Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. As a result, the value of stocks issued by smaller companies may go up and down more than stocks of larger issuers.

6. Effective 2/1/2001, this Portfolio's name changed from the Prudential Equity Income Portfolio to the Prudential Value Portfolio.

7. Sector funds are subject to risks within their specific sectors because they concentrate their investments in securities of companies within those industries. Therefore, the price of these securities can be volatile.

8. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. This may result in greater share price volatility.

[_] Performance results are from the following dates the portfolios were first made available to the public through life insurance and annuity contracts. Discovery Select/SM/ Group Retirement Annuity was first offered in June 1997.

     AIM V.I. Growth and Income Fund                          May 2, 1994
     AIM V.I. Value Fund                                      May 5, 1993
     Janus Aspen Series Growth Portfolio                      September 13, 1993
     Janus Aspen Series International Growth Portfolio        May 2, 1994
     MFS Emerging Growth Series                               July 24, 1995
     MFS Research Series                                      July 24, 1995
     Prudential Jennison Portfolio                            May 1, 1995
     T. Rowe Price Equity Income Portfolio                    March 31, 1994
     T. Rowe Price International Stock Portfolio              March 31, 1994
     Warburg Pincus Trust Post Venture Capital Portfolio      September 30, 1996

Returns reflect hypothetical investment experience as though Discovery Select/SM/ Group Retirement Annuity had been in existence since the inception date of the underlying portfolio. Discovery Select/SM/ Group Retirement Annuity was first offered in June 1997.

Investment return and principal value of the Portfolios will fluctuate resulting in a value which may at any time, including the time of withdrawal of the cash value, be more or less than the total principal investment made. The performance information represents past performance and is no guarantee of future results. The rates of return reflect the reinvestment of all dividends and capital gains, and the deduction of investment management fees, expenses and product-related insurance charges.

At times, certain funds' performance may be extraordinarily high due to investing in sectors that achieved unprecedented returns. There can be no assurance that this performance can be repeated in the future.

Investment in a Portfolio involves various risks which are more fully described in the Discovery Select/SM/ Group Retirement Annuity prospectus. For more complete information about the Discovery Select/SM/ Group Retirement Annuity, including management fees and expenses, please call Prudential to obtain a free prospectus. Please read it carefully before you invest.

The Discovery Select Group Retirement Annuity is a group annuity insurance products issued by The Prudential Investment Management Services LLC (PIMS), Three Gateway Center, Newark, NJ 07102-4077. PIMS is a Prudential company. Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

Ed 12/31/2001

D4                                                   [LOGO] Prudential Financial
INST-20000818-A004557

--------------------------------------------------------------------------------
Discovery Select Group Retirement Annuity        Annual Report December 31, 2001
--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Letter to Contract Owners
Commentary

THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS
   Conservative Balanced Portfolio
   Diversified Bond Portfolio
   Equity Portfolio
   Flexible Managed Portfolio
   Global Portfolio
   Government Income Portfolio
   High Yield Bond Portfolio
   Money Market Portfolio
   Prudential Jennison Portfolio
   Stock Index Portfolio
   Value Portfolio

THE PRUDENTIAL SERIES FUND, INC.
A1 Financial Statements
B1 Schedule of Investments
C1 Notes to Financial Statements
D1 Financial Highlights
E1 Reports of Independent Acocuntants
F1 Management of The Prudential Series Fund, Inc.

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Growth and Income Fund
   AIM V.I. Value Fund

CREDIT SUISSE TRUST
   Global Post-Venture Capital Portfolio

JANUS ASPEN SERIES
   Janus Aspen Growth Portfolio
   Janus Aspen International Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST/SM/
   MFS(R) Emerging Growth Series
   MFS(R) Research Series

OPCAP ADVISORS
   OCC Accumulation Trust-Managed Portfolio
   OCC Accumulation Trust Small Cap Portfolio

T. ROWE PRICE INVESTMENT SERVICES, INC.
   T. Rowe Price Equity Income Portfolio
   T. Rowe Price International Stock Portfolio

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. It is for the information of persons participating in the Discovery Select/SM/ Group Retirement Annuity Contracts. This report describes the Discovery Select/SM/ Group Variable Annuity Contracts*, group variable annuity contracts offered by The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company, in connection with retirement arrangements that qualify for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 and with non-qualified annuity arrangements.

Discovery Select Group Retirement Annuity        Annual Report December 31, 2001

Letter to Contract Owners

DEAR CONTRACT OWNER:

This annual report reviews the investment strategies and performance of the portfolios available in the variable life insurance or variable annuity contract that you have with us.

SEPTEMBER 11, 2001

The days and weeks following the attacks of September 11 were difficult for all Americans. As a nation we mourned, yet our resolve to carry on was strong. At Prudential Financial, getting back to business was the best way we knew to pay tribute to the American spirit and reassure our clients of our unwavering commitment to their investment needs. Under normal circumstances, the investment landscape is a difficult one to navigate, and in the aftermath of the terrorist attacks, it was even more so. It was important for us to be there for you.

FINANCIAL MARKETS ARE RESILIENT

As of this writing, what we have known about the resilience of our financial markets has been reaffirmed. In the period following the attacks, the Dow Jones Industrial Average--considered a general measure of market performance--fell to its lowest level since October 1998. This decline was not unexpected--the markets exhibited similar behavior in the wake of other pivotal moments in history, including Pearl Harbor, the Cuban Missile Crisis, and the start of the Persian Gulf War. Likewise, the Index's rebound mirrored historic precedent when on Friday, November 9, the Average rose above its pre-September 11 level for the first time. Of course, historic precedent should not be used to predict the outcome of future events.

STAY THE COURSE

The behavior of the broad market in the weeks following September 11 underscores the importance of refraining from making investment decisions based on emotional reactions--it's better to maintain a patient focus on long-term investment strategies. Now may also be a good time for investors to review their portfolios, to ensure that their assets are allocated in a way that is best suited to meet these strategies. Above all else, investors should continue to seek guidance from a financial professional.

Thank you.

Sincerely,

/s/ David R. Odenath

David R. Odenath, Jr.
Chairman,
The Prudential Series Fund, Inc.


[PHOTO]
Chairman
David R. Odenath, Jr.

"The behavior of the broad market in the weeks following September 11 underscores the importance of refraining from making investment decisions based on emotional reactions--it's better to maintain a patient focus on long-term investment strategies."

January 31, 2002

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Discovery Select Group Retirement Annuity        Annual Report December 31, 2001
--------------------------------------------------------------------------------

Equity Commentary
--------------------------------------------------------------------------------

2001 EQUITY MARKET REVIEW
Growth of the U.S. economy slowed in the year 2000 and began to contract even further in March 2001, according to the National Bureau of Economic Research, which officially declared on November 26, 2001, that the economy was in a recession. The contraction was concentrated in manufacturing industries as capital spending dropped sharply and inventories were worked off. National economic statistics also showed that corporate profits in the third quarter of 2001 (the most recent available at year-end) were 18.7% below those of the corresponding quarter of 2000. Investors anticipated such statistics well in advance of their release. The S&P 500 Index peaked at the end of January 2001 and fell 30% before bottoming on September 21. Although the terrorist attacks of September 11 provided the last jolt to the economy, their enduring impact was primarily on airline stocks, as seen in the over 30% decline of the S&P Airlines Index for the year. The S&P 500 Index rose 19% from its low through year-end. Nonetheless, over the full year, it was down 12%, marking the first time since 1973-1974 that it had two successive negative years.

Stocks of the largest companies declined the most. The S&P 500 Index was pulled down by Enron's bankruptcy, and also by share declines of several very large companies. Cisco Systems, EMC, Merck, General Electric, Oracle, Sun Microsystems, and America Online were among the greatest detractors. In contrast, market gains were concentrated in small-cap value stocks, as evidenced by the Russell 2000 Value Index's gain of 14% for the year. In the broad market, as measured by the Russell 3000 indexes, the Value Index performed substantially better than growth, returning -4% to the Growth Index's -20%. The value investing advantage was apparent at every capitalization level.

Consumer cyclicals was the only sector with a significant share-price gain (12.47%), bouncing from poor returns in the latter half of 2000 and boosted by sustained consumer spending. Leisure time, homebuilding, toys, and household furnishings and appliances were all among the best performing of the 87 industry groups. Best Buy, J.C. Penney, Circuit City, and Lowes Companies were among the best-performing stocks--all more than doubled over the year. The technology sector and the utilities sectors--utilities (for power utilities) and telecommunications services--were at the bottom of the market, with the 62% decline of the communications equipment group at the very bottom. Natural gas, oil-well equipment and services, and oil and gas drilling were also among the worst performers.

A similar pattern was repeated globally, with the Morgan Stanley Capital International (MSCI) World Internet Software and Services, MSCI Communications Equipment, and MSCI Multi-Utility Indexes down more than 50% (in U.S. dollars), and positive returns concentrated in the various retailer indexes. Geographically, the only positive return in an MSCI-developed market country index was New Zealand's 6%. Positive returns were more common among emerging market countries, particularly Asia, Latin America, and Russia. As in the United States, the MSCI World Index bottomed in September.

The views expressed are as of January 31, 2002, and are subject to change based on market and other conditions.

                                    [CHART]

            S&P 500 Index Sector Weightings as of December 31, 2001

                      Financials                     17.8%
                      Information Technology         17.6%
                      Healthcare                     14.4%
                      Consumer Discretionary         13.1%
                      Industrials                    11.3%
                      Consumer Staples                8.2%
                      Energy                          6.3%
                      Telecommunication Services      5.6%
                      Utilities                       3.1%
                      Materials                       2.6%

                                    [CHART]

      One-Year Performance of U.S. Market Sectors as of December 31, 2001

                      Technology                   -23.76%
                      Financials                    -8.94%
                      Consumer Staples              -9.19%
                      Healthcare                   -12.21%
                      Capital Goods                -11.44%
                      Consumer Cyclicals            12.47%
                      Energy                       -10.25%
                      Communication Services        12.26%
                      Utilities                    -30.43%
                      Basic Materials                2.65%
                      Transportation                -0.24%

Source: Standard & Poor's as of December 31, 2001. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 stocks generally representative of the broad stock market. Past performance is not indicative of future results. Investors cannot invest directly in an index.

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Discovery Select Group Retirement Annuity        Annual Report December 31, 2001
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Bond Commentary
--------------------------------------------------------------------------------

2001 BOND MARKET REVIEW

Amid turbulent conditions, the U.S. bond market outperformed the stock market for a second consecutive year. Bonds returned 8.44% in 2001 compared with -11.88% for stocks, based respectively on the Lehman Brothers U.S. Aggregate Bond Index (the Index) and the Standard & Poor's 500 Composite Price Index (S&P 500 Index). In the previous year, the Index returned 11.63% versus -9.10% for the S&P 500 Index.

Several factors created the favorable, though volatile, environment for bonds in 2001. Most notably, the Federal Reserve (the Fed) eased monetary policy 11 times, hoping that sharply lower borrowing costs would help revitalize the U.S. economy that had sunk into a recession for the first time in a decade. Fed policymakers reduced short-term interest rates a total of 4.75 percentage points, driving rates below 2.00% for the first time in 40 years. This sharp drop in interest rates pushed bond prices higher for much of the year.

High-quality bonds such as U.S. Treasuries and federal agency securities were among the better performers for most of the year, as cautious investors bought them in response to continued volatility in the stock market and the September 11 terrorist attacks on the United States. Then too, an announcement during October 2001 that the U.S. Treasury would no longer sell 30-year bonds prompted the largest increase in their prices in more than a decade. These gains faded in November and December 2001, however, when Treasuries sold off amid fear that a recovering economy in 2002 could push interest rates higher and boost inflationary pressures. Treasuries returned 6.75% in 2001, while federal agency securities returned 8.31%, based on Lehman Brothers indexes. Meanwhile, mortgage-backed securities returned 8.22%, helped by investor demand for securities that offer attractive yields, high credit quality, and good liquidity.

Investment-grade corporate bonds posted a 10.40% return for 2001 amid anticipation that improved economic conditions in 2002 might strengthen corporate balance sheets. This was the highest return in the U.S. fixed income market for the year, based on the Lehman Brothers U.S. Credit Index. High-grade corporate bonds also performed well because they were viewed as bargains in 2001 after having cheapened relative to Treasuries during the previous year. In light of weak corporate earnings and deterioration in corporate credit quality during 2001, it is not surprising that bonds of companies in defensive businesses such as banks and consumer staples were the better performers.

As for other sectors of the taxable U.S. bond market, high yield corporate bonds (commonly known as "junk" bonds) returned 5.28%, based on the Lehman Brothers U.S. Corporate High Yield Index. Within the high yield market, there were tremendous differences among yield spreads and performance as a result of industry or idiosyncratic factors.

                                    [CHART]

  One-Year Performance of Fixed Income Market Indexes as of December 31, 2001

                   Emerging Markets                     1.52%
                   U.S. Corp. Investment Grade         10.40%
                   U.S. Corporate High Yield            5.28%
                   U.S. Mortgage-Backed Securities      8.22%
                   U.S. Aggregate Index                 8.44%
                   U.S. Municipals                      5.13%
                   U.S. Treasuries                      6.75%
                   Global (U.S. dollar) index           1.52%

Source: Lehman Brothers as of December 31, 2001. The Lehman Brothers indexes are unmanaged indexes of bonds that provide an indication of bond price movements. Past performance is not indicative of future results. Investors cannot invest directly in an index.

          ======================================================================
          Whether providing insurance protection for home, family and business or arranging to cover future education and retirement expenses, Prudential people have always been able to deliver something more: personal service, quality, attention to detail, and the financial strength of The Rock(R). Since 1875, Prudential has been helping individuals and families meet their financial needs.

          ======================================================================
          In the past, Contract Owners who held several variable contracts at the same address received multiple copies of annual and semi-annual reports. In an effort to lessen waste and reduce your fund's expenses of postage and printing, we will attempt to mail only one copy of this report for the contracts listed on the cover, based on our current records for Contract Owners with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the back cover of this report should be used to request additional copies. Proxy material and tax information will continue to be sent to each account of record.

                                                                  --------------
The Prudential Insurance Company of America                         PRESORTED
30 Scranton Office Park                                              STANDARD
Scranton, PA 18507-1789                                            U.S. POSTAGE
(800) 458-6333                                                         PAID
                                                                    PRUDENTIAL
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